Steben & Company, Inc.	240 631 7600 T
9711 Washingtonian Blvd., Suite 400	240 631 9595 F
Gaithersburg, MD 20878	www.steben.com

August 3, 2018

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Select Multi-Strategy Fund File Nos. 811-22824 and 333-211724

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, on behalf of Steben Select Multi-Strategy Fund (the “Fund”), we hereby certify that the form of the statement of additional information used with respect to Class A and Class I of the Fund does not differ from that contained in Post-Effective Amendment No. 4 to the Fund’s Registration Statement on Form N-2 (“PEA 4”) that was filed electronically via EDGAR on July 27, 2018 (accession number 0001615774-18-006914).

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Please feel free to contact me at 240.631.7602 with any questions or comments you may have.

Sincerely,

/s/Francine J. Rosenberger
Francine J. Rosenberger